Leases	12 Months Ended
Feb. 29, 2020
Leases [Abstract]
Leases
14.	LEASES

The Group’s operating leases mainly related to offices and learning centers in the PRC. As of February 29, 2020, the Group had no leases were classified as a financing lease. Total operating lease expenses for the year ended February 29, 2020 was RMB67,465(US$9,651) and was recorded in cost of revenues or operating expenses on the consolidated statements of operations. The short term lease expenses for the year ended February 29, 2020 was RMB515(US$74) and was recorded in the consolidated statements of operations. As of February 29, 2020, the Group did not have additional operating leases that have not yet commenced.

As of February 29, 2020, the Group's operating lease had a weighted average remaining lease term of 4.5 years and a weighted average discount rate of 5.5%.

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2021	60,252	8,619
2022	53,041	7,587
2023	46,366	6,633
2024	26,907	3,849
2025	20,375	2,915
Thereafter	18,828	2,693
Total minimum lease payments	225,769	32,296
Less: amount representing interest	(26,417)	(3,779)
Present value of minimum lease payments	199,352	28,517

The undiscounted future minimum payments under non-cancelable operating leases as of February 28, 2019, prior to the adoption of ASC 842 were as follows:

	RMB	USD
Year ending of February 29 or 28:
2020	59,272	8,858
2021	53,810	8,042
2022	48,471	7,244
2023	42,259	6,316
2024	25,570	3,821
Thereafter	35,690	5,334
Total	265,072	39,615

Rental payments under operating leases are charged to cost of revenue or operating expenses on a straight-line basis over the period of the lease based on contract terms. Rental expenses under operating leases for the years ended February 28, 2018 and 2019 were RMB42,349 and RMB60,995, respectively.